Expense Example - FidelityValueFund-RetailPRO - FidelityValueFund-RetailPRO - Fidelity Value Fund - Fidelity Value Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002